Acquisition and Other - Additional Information (Details) - CAD ($) $ in Millions		12 Months Ended
	Mar. 21, 2024	Dec. 31, 2025	Dec. 17, 2025
Joint Venture, Asia
Disclosure of detailed information about business combination [line items]
Total consideration			$ 240
Aditya Birla Sun Life AMC Limited
Disclosure of detailed information about business combination [line items]
Ownership percentage after acquisition	6.30%	30.00%
Generated gross proceeds	$ 136
Realized gain on disposition of business, pre-tax	$ 98
Partial disposition through sale of additional ownership interest	0.002